Other capital	12 Months Ended
Dec. 31, 2022
Other Capital
Other capital

18. Other capital

At the 2018 annual and special meeting of shareholders, the Company’s shareholders approved the adoption of the 2018 long-term incentive plan (the “LTIP”), which allows the Board of Directors to issue up to 11.4% of the total issued and outstanding common shares at any given time to eligible individuals at an exercise price to be determined by the Board of Directors at the time of the grant, subject to a ceiling, as stock options, stock appreciation rights, stock awards, deferred stock units (“DSUs”), performance shares, performance units, and other stock-based awards. This LTIP replaces the stock option plan (the “Stock Option Plan”) for its directors, senior executives, employees and other collaborators who provide services to the Company. Options granted under the LTIP expire after seven years following the date of grant, vest over three years, beginning one year after date of grant. The Company’s Board of Directors amended the Stock Option Plan on March 20, 2014 and the Company’s Shareholders approved, ratified and confirmed the Stock Option Plan on May 10, 2016. Options granted under the Stock Option Plan prior to the 2014 amendment expire after a maximum period of 10 years following the date of grant. Options granted after the 2014 amendment expire after a maximum period of seven years following the date of grant.

Stock options

The Company settles stock options exercised through the issuance of new common shares as opposed to purchasing common shares on the market to settle stock option exercises.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

The compensation expense for the year end December 31, 2022 was $142 (2021 – $107 and 2020 – ($51)) recognized over the vesting period. Option activity for the years ended December 31, 2022, 2021 and 2020, was as follows:

	Number	Weighted average exercise price (US$)	Number	Weighted average exercise price (CAD$)
	#	$	#	$
December 31, 2019	29,645	90.25	18	22.80
Granted	7,200	9.15	—	—
Canceled/Forfeited	(13,214)	64.00	—	—
Expired	(3,375)	53.50	(18)	22.80
December 31, 2020	20,256	36.43	—

Granted	23,200	10.51	—	—
Expired	(1)	14,000.00	—	—
December 31, 2021	43,455	21.95	—

Granted	2,000	8.88	—	—
Canceled/Forfeited	(2,900)	14. 49	—	—
Expired	(525)	165.08	—	—
December 31, 2022	42,030	20.05	—

On January 17, 2023, subsequent to year end, the Company granted 14,000 stock options under the LTIP. The stock options will be exercisable at $3.75 per share and will have a term of seven years and will vest over a period of three years.

The table below shows the assumptions, or weighted average parameters, applied to the Black-Scholes option pricing model in order to determine share-based compensation costs over the life of the awards.

	Years ended December 31,
	2022	2021	2020
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	115.75%	115.80%	112.50%
Risk-free annual interest rate	1.59%	1.23%	0.27%
Expected life (years)	5.72	5.71	4.02
Weighted average share price	$8.88	$10.51	$9.15
Weighted average exercise price	$8.88	$10.51	$9.15
Weighted average grant date fair value	$7.47	$8.82	$6.79

The expected volatility of these stock options was determined using historical volatility rates and the expected life was determined using the weighted average life of past options issued.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

At December 31, 2022, the following options were outstanding:

	Options outstanding			Options exercisable
Range of US dollar stock option exercise prices	Number (#)	Weighted average remaining contractual life (years)	Weighted average exercise price ($)	Number (#)	Weighted average remaining contractual life (years)	Weighted average exercise price ($)
8.88 to 10.00	8,800	5.20	9.09	4,538	4.95	9.15
10.01 to 20.00	21,200	5.96	10.51	7,072	5.96	10.51
20.01 to 30.00	6,000	3.91	22.68	6,000	3.91	22.68
50.01 to 60.00	3,400	2.21	51.99	3,400	2.21	51.99
60.01 to 87.50	2,630	0.84	86.37	2,630	0.84	86.37
	42,030	4.89	20.05	23,640	4.14	27.74

Deferred share units

The compensation expense for the year end December 31, 2022 was $402 (2021 – $204 and 2020 - $112) and is presented in selling, general and administrative expenses. DSU activity for the years ended December 31 are:

	Years ended December 31,
	2022	2021	2020
	#	#	#
Balance – Beginning of the year	16,920	6,920	8,480
Granted	80,000	11,200	4,800
Exercised	—	(1,200)	(6,360)
Balance – End of the year	96,920	16,920	6,920

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)